Total revenues and other income - Disaggregation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	$ 101,298	$ 106,132	$ 150,262
Taxes paid in-kind	300	342	412
Physically settled commodity derivatives	284	1,331	(2,534)
Gain/(loss) on commodity derivatives	180	(1,041)	739
Change in fair value of trading inventory	148	(334)	(194)
Other revenues	292	418	319
Total other revenues	1,204	716	(1,258)
Revenues	102,502	106,848	149,004
Net income/(loss) from equity accounted investments	49	(1)	620
Other income	1,223	327	1,182
Total revenues and other income	103,774	107,174	150,806
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	58,249	56,861	58,524
Natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	22,192	26,386	65,232
Natural gas liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	7,751	8,345	9,240
Natural gas liquids | - European gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	18,133	23,174	58,239
Natural gas liquids | - North American gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	1,044	1,111	2,884
Natural gas liquids | - Other incl LNG
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	3,015	2,102	4,109
Refined products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	9,242	10,083	11,093
Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	1,882	2,223	3,953
Transportation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	1,334	1,425	1,470
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues from contracts with customers	$ 649	$ 809	$ 748